Cover	Jul. 28, 2022
Cover [Abstract]
Entity Registrant Name	Singlepoint Inc.
Entity Central Index Key	0001443611
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	true
Document Period End Date	Jul. 28, 2022
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	26-1240905
Written Communications	false
Entity File Number	000-53425
Entity Address Address Line 1	2999 North 44th Street
Entity Address Address Line 2	Suite 530
Entity Address City Or Town	Phoenix
Entity Address State Or Province	AZ
Entity Address Postal Zip Code	85018
City Area Code	888
Local Phone Number	682-7464
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Amendment Description	Explanatory Note: This amended Form 8-K is being filed to solely to correct a typographical error on the cover page of this report.